                               AIM SUMMIT
                               FUND, INC.

[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT
                               APRIL 30, 1998

                              AIM SUMMIT FUND, INC.

                            For shareholders who seek

                             capital growth through

                            systematic investments.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Summit Fund, Inc.'s performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge. When sales charges are included in performance figures, performance reflects the maximum 8.50% sales charge. The 8.50% sales charge is attributable to the 15-year investment plan. Maximum sales and creation charges total 8.50% for the smallest plan size, $50 per month. Larger plans carry lower sales charges as outlined in the prospectus.
o The Fund's average annual total returns were 32.19%, 16.49%, and 16.46% for the one-, five-, and 10-year periods ended 3/31/98, the most recent calendar quarter, including sales charges.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets. And since dollar-cost averaging involves continuous investments regardless of fluctuating securities prices, investors should consider their ability to continue purchases over an extended period of time.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. Results shown assume the reinvestment of dividends.
o The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth funds charted by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.
o The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

      MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
             AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter

                   Dear Fellow Shareholder:

                   When we last reported to you, for the fiscal year ended
  [PHOTO OF        October 31, 1997, equity markets worldwide had just been
  Charles T.       shaken by the currency crisis in Southeast Asia. By the April
    Bauer,         30, 1998, end of this six-month reporting period, most
 Chairman of       markets had recovered nicely, with domestic equities reaching
 the Board of      new highs and European markets outdoing even the U.S.'s heady
  THE FUND         pace. Only Asian markets remained in the doldrums. Bonds have
APPEARS HERE]      turned in a solid performance with generous real returns,
                   though not as spectacular as some had predicted when the Asian crisis first broke.
                       Good economic news has been arriving almost daily early
                   in 1998. Inflation and joblessness in the U.S. have been at their lowest levels in decades, consumer confidence at its highest. All in all, the economic fundamentals in the U.S.
                   appear sound, and we at AIM remain cautiously optimistic that the current economic expansion, and the buoyant financial markets that accompany it, will continue for the foreseeable future.
    Nevertheless, by the close of this reporting period, many market participants were uneasy. Some worried that economic growth was so robust and labor markets so tight that the Federal Reserve Board would raise interest rates to keep inflation at bay. Historically, it has been events such as a rise in interest rates--or more ominous occurrences such as wars--that have ended bull markets as experienced in this decade. Other participants fretted about signs of speculative fever, particularly in U.S. stock markets, where equity prices continued to rise despite evidence that earnings growth, especially for larger companies, had slowed considerably. All were aware that the Asian story was not yet completed, and no one was certain how serious its ultimate impact would be.
    Of course, this bull market will end one day, and markets became less ebullient shortly after this reporting period closed. In the face of uncertainty, the best course for investors is to remain realistic and ready. The market advances of the past three years have been unprecedented and may have fostered unrealistic expectations among investors. We have never experienced two years in a row of market returns above 30%, let alone three. Investors would do well to remember that the long-term average return for equities is closer to 10% per year.
    A well-diversified portfolio is still one of the most effective tools for coping with shifts in a market's direction because different asset classes and different national markets tend to move independently of one another. Of course, your financial consultant remains your best source of information about how to allocate your investments based on your particular goals and situation.

YOUR FUND MANAGERS COMMENT
On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-995-4246.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

IN AFTERMATH OF ASIAN TURMOIL,
FUND RESULTS REMAIN SOLID

A roundtable discussion with the Fund management team for AIM Summit Fund, Inc. for the six months ended April 30, 1998.
--------------------------------------------------------------------------------

Q. HOW DID AIM SUMMIT FUND, INC. PERFORM DURING THE SIX-MONTH PERIOD COVERED BY THIS REPORT?

A. The Fund achieved good performance figures for the period, bringing in a solid total return of 15.11%. The Fund's results were right on track with its long-term performance results, as shown in the chart on page 4.

Q.  HOW HAS THE MARKET CHANGED DURING THE REPORTING PERIOD?

A. Currency devaluations in Southeast Asia caused a dramatic decline in the Dow Jones Industrial Average at the end of October of 1997. The Asian crisis kept a damper on stock performance during the fourth quarter of 1997, but as the new year unfolded, the markets shrugged off these difficulties. Worries about Asia were not completely erased, but investors' confidence returned, and the markets continued to rise. In April, the Dow closed above the 9200 mark for the first time.
        A much-anticipated slowdown in the U.S. economy, predicted to result from Asia's troubles, never materialized. U.S. gross domestic output rose at a 4.2% annual rate during the first quarter of 1998. Such robust economic expansion usually creates inflation, but contrary to that typical pattern, inflation remained low during the reporting period.

Q. YOU'VE FAVORED TECHNOLOGY STOCKS IN THE FUND FOR SOME TIME NOW. DID THE AFTERMATH OF THE ASIAN CRISIS CHANGE YOUR FEELINGS ABOUT THIS SECTOR?

A. This sector was not generally in favor during much of the reporting period be cause of the Asian situation and because a few leading companies reported disappointing earnings. Nevertheless, technology is still a major part of the Fund's portfolio. We have held the technology weighting steady at about 25% of total net assets, but the particular industry weightings have shifted. We've reduced our exposure to the hardware and semiconductor industries, favoring software and internet-related holdings such as Compuware Corp. instead. Holdings in the computers (software & services) industry constituted 8.75% of total net assets of the Fund as of 4/30/98.
        Some computer hardware manufacturers did well, so we continued to hold them in the portfolio. Personal computer sales were up 16% in the U.S. during the first quarter of 1998. Dell Computer Corp., the largest holding in the portfolio at the end of the reporting period, benefited from this trend and reported a string of earnings increases. Lucent Technologies, Inc., a leading provider of network communications, also reported strong earnings for the first quarter of 1998.

Q.  FINANCIAL STOCKS HAVE CAUGHT YOUR ATTENTION RECENTLY. WHY?

A. Traditionally, financial stocks--companies like banks, brokerage houses, and savings and loans--have not been thought of as growth stocks. But lately they've behaved very much like growth stocks. Financial stocks have benefited from an energetic market and the trends toward globalization and consolidation. Most importantly, lower interest rates have translated into increased profit margins for financial services companies. An example of a company benefiting from this environment is savings and loan company Ahmanson (H.F.) & Co., one of our top holdings as of 4/30/98.

Q. HEALTH CARE HAS REMAINED A STRONG THEME FOR THE FUND. WHAT IS HAPPENING IN THAT SECTOR?

A. The FDA's streamlining of the approval process for new drugs and medical devices is making a major difference in this area. Companies like Merck & Co., Inc., a solid holding in the portfolio during the reporting period, stand to

                      -----------------------------------

                               Worries about Asia

                           were not completely erased,

                            but investors' confidence

                            returned, and the markets

                               continued to rise.

                      -----------------------------------

          See important fund and index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of 4/30/98, based on total net assets

===============================================================================================
Top 10 Equity Holdings                       Top 10 Industries
-----------------------------------------------------------------------------------------------
1. Dell Computer Corp.        1.99%          1. Computers (Software & Services)           8.75%

2. Compuware Corp.            1.43           2. Oil & Gas (Drilling & Equipment)          5.93

3. Ahmanson (H.F.) & Co.      1.30           3. Financial (Diversified)                   4.34

4. Microsoft Corp.            1.23           4. Communications Equipment                  3.50

5. Safeway, Inc.              1.20           5. Computers (Hardware)                      3.14

6. Guidant Corp.              1.19           6. Health Care (Medical Products & Supplies) 3.11

7. Lucent Technologies, Inc.  1.12           7. Manufacturing (Diversified)               2.63

8. Dayton Hudson Corp.        0.98           8. Retail (General Merchandise)              2.29

9. EMC Corp.                  0.97           9. Consumer Finance                          2.15

10.Intel Corp.                0.94           10.Electronics (Semiconductors)              2.12

Please keep in mind that the portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
===============================================================================================

    benefit from the shortened approval process. Merck has developed products such as the anti-cholesterol drug Zocor, and currently has an anti-migraine drug under review.
        Another beneficiary of the new process is Guidant Corp, one of our top holdings as of April 30, 1998 and an excellent example of entrepreneurship in the industry. Guidant creates innovative devices and instruments for the treatment of heart disease. The company recently launched two new pacemaker systems, and they've developed new medical instruments for heart surgeries that allow doctors to perform less invasive procedures.

Q.  WHY HAVE YOU REDUCED YOUR WEIGHTING IN OIL AND GAS?

A. Oil and gas (drilling and equipment) was our top industry at the end of the previous reporting period in October of 1997. The energy sector is still an important part of the Fund, but we've reduced our exposure, mainly due to a major sell-off in oil stocks. El Nino brought a mild winter to much of the United States, reducing demand for heating and fuel oil. Demand for oil from Asia was also greatly reduced. Together, these factors contributed to a significant dip in oil prices. Without the need for new supplies, stocks of drillers underperformed. Although our exposure to these companies is lower, the Fund held on to good performers such as Transocean Offshore Inc. This company focuses its business in deep water, where demand continues to be strong despite lower energy prices.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND IN THE NEXT SIX MONTHS?

A. Toward the close of the reporting period, there were some cautionary signs for a few of our major holdings, especially the antitrust campaign brought by the U.S. government against Microsoft Corp. Overall, though, the environment looks promising. Although we may see slower profit growth for domestic companies, we still feel confident about the Fund and our management strategies. The Fund follows an earnings growth discipline, so we have special expertise in finding growth stocks. That may actually give us an edge during times when the overall market is experiencing slower earnings growth.
        Other good news for the future is the stock market's increasing breadth-- large-cap stocks are no longer dominant. By the end of the reporting period, there was evidence that mid-cap stocks were starting to slightly outperform large-cap issues. Though AIM Summit Fund was most heavily weighted in large-caps at the end of the reporting period, it invests in firms of every size, allowing us to take an advantageous position in a broadening market.

Q.  WHERE DO YOU THINK THE MARKET IS HEADED IN THE NEAR TERM?

A. Most market observers don't foresee any dramatic changes. They expect stable interest rates, healthy economic growth, and low inflation. Of course, there are any number of factors that could put a damper on the market's recent energy.
        Regardless of the vicissitudes of the marketplace, we will adhere to our time-tested investment discipline. We don't rely on "big-picture" forecasts; we look for companies whose earnings are growing. Because the Fund's investors are disciplined, systematic investors, we have a predictable cash flow, which gives us the flexibility to look for opportunities whether the market is up or down.


          See important fund and index disclosures inside front cover.

Long-Term Performance

EARNINGS-BASED APPROACH PRODUCES IMPRESSIVE LONG-TERM RESULTS

GROWTH OF A $10,000 INVESTMENT

4/30/88 - 4/30/98, based on net asset value

------------------------------------------------------------------------------
                                STANDARD & POOR'S
           AIM SUMMIT FUND       500-STOCK INDEX     LIPPER GROWTH FUND INDEX
------------------------------------------------------------------------------

4/88           10,000                10,000                   10,000

4/89           11,987                12,278                   12,018

4/90           13,059                13,560                   12,778

4/91           16,191                15,942                   15,002

4/92           18,623                18,182                   17,087

4/93           20,261                19,857                   18,748

4/94           21,871                20,915                   20,491

4/95           24,330                24,558                   22,743

4/96           32,718                31,958                   29,310

4/97           35,475                39,983                   33,442

4/98           50,697                56,429                   46,758

==============================================================================

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 4/30/98, including sales charges.

10  Years                   16.58%

 5  Years                   18.01

 1  Year                    30.69
==============================================================================

Source: Lipper Analytical Services, Inc. and Towers Data Systems
HYPO--Registered Trademark--

Average annual total returns reflect reinvestment of all distributions and effect of all sales charges. A mutual fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Summit Investors Plans employ dollar-cost averaging, which does not assure a profit and does not protect against loss in declining markets. Since dollar-cost averaging involves continuous investing regardless of fluctuating securities prices, investors should consider their ability to continue purchases over an extended period of time.

For Consideration

THE ROTH IRA: THE POWER TO KEEP MORE

Contribute After-Tax Dollars Now . . . So You Can Get Federally Tax-Free Savings Later

A new and potentially more powerful type of IRA--the Roth IRA--became available on January 1, 1998. What makes it more powerful? The Roth IRA gives you the opportunity to keep more of what you earn.
    Are you eligible to open a Roth IRA? The answer is yes if you or your spouse has earned income for the tax year for which you want to make the contribution, and your adjusted gross income is below $110,000 if you are a single tax filer, $160,000 if you file jointly.

TWO KEY ROTH IRA BENEFITS:
TAX-FREE AND PENALTY-FREE WITHDRAWALS

o Of earnings after five years. Earnings on your Roth IRA are federally tax-free if your Roth IRA account has been open for five years and you are at least 59 1/2 years old, or in the case of death or disability. You may also use up to $10,000 of your earnings to buy a first home (after five years).

o Of contributions at any time. For instance, if you make annual contributions of $2,000 for the next three years, you may take out up to $6,000 and use that money for any purpose.

HOW YOU MIGHT PUT BOTH BENEFITS TO WORK FOR YOU

Here's an example of how you may take full advantage of a Roth IRA. You are 39 1/2 years old. You contribute $2,000 after-tax annually in your Roth IRA every year for 20 years, earning an average annual return of 10%. After 20 years, your account has grown to $126,005. Now at age 59 1/2 you can begin taking withdrawals and pay no federal income tax or penalty on any of your $126,005. Or you can keep your money invested and take it out whenever you need it.

THE ROTH IRA: TO CONVERT OR NOT TO CONVERT

Can you convert your Traditional IRA to a Roth IRA? The answer is yes if you meet these requirements:
    You must pay taxes on the amount you convert. If you convert in 1998, you can spread your tax payments over the next four years. This four-year allowance will not be available after December 31, 1998.
    You cannot convert to a Roth IRA if you are married and file your tax return separately, or if your annual gross income is over $100,000.

SOME ROTH IRA CONVERSION GUIDELINES

If you can check most of these boxes, converting your Traditional IRA to a Roth IRA may make sense for you.

o You have assets outside your retirement savings with which you can easily afford to pay the taxes due when you convert.
o You have 10 years or more before you retire. The longer you invest tax-free, the more you benefit.
o Your tax rate will probably be higher in retirement than it is now. If so, you'll pay less taxes now to convert than you would pay at retirement if you withdrew from a traditional IRA.
o You plan to convert in 1998. On January 1, 1999, the ability to spread tax payments over four years disappears.
o You want to keep making contributions after age 70 1/2 and may wish to pass your IRA assets on to your heirs after your death.

ROTH IRA CALCULATOR & ANALYZER

The Roth IRA Analyzer & Calculator at AIM's Internet Web site-- www.aimfunds.com-- can help you determine your IRA eligibility status and whether it makes sense for you to convert an existing IRA into a Roth IRA.

MAKE YOUR IRA CONVERSION DECISION A TRULY INFORMED ONE

Talk to your financial consultant, who knows your specific needs and goals. You may also wish to talk with a tax adviser.

This discussion does not constitute tax advice. Your tax adviser can provide guidance concerning your particular situation.

SCHEDULE OF INVESTMENTS

April 30, 1998
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-93.48%

AEROSPACE/DEFENSE-0.89%

AAR Corp.                               50,000   $    1,309,375
---------------------------------------------------------------
Gulfstream Aerospace Corp.(a)           50,000        2,096,875
---------------------------------------------------------------
Precision Castparts Corp.               13,000          807,625
---------------------------------------------------------------
Sundstrand Corp.                       185,000       12,776,562
---------------------------------------------------------------
                                                     16,990,437
---------------------------------------------------------------

AIR FREIGHT-0.49%

FDX Corp.(a)                           137,000        9,316,000
---------------------------------------------------------------

AIRLINES-0.85%

Southwest Airlines Co.                  40,000        1,097,500
---------------------------------------------------------------
UAL Corp.(a)                           173,000       15,083,437
---------------------------------------------------------------
                                                     16,180,937
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.02%

Danaher Corp.                            4,200          301,875
---------------------------------------------------------------

AUTOMOBILES-0.54%

Ford Motor Co.                         225,000       10,307,812
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.22%

Northern Trust Corp.                    36,000        2,628,000
---------------------------------------------------------------
Summit Bancorp                          30,000        1,503,750
---------------------------------------------------------------
                                                      4,131,750
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.13%

BankAmerica Corp.                      140,000       11,900,000
---------------------------------------------------------------
Chase Manhattan Corp. (The)             70,152        9,720,437
---------------------------------------------------------------
                                                     21,620,437
---------------------------------------------------------------

BANKS (REGIONAL)-0.64%

AmSouth Bancorporation                  35,000        2,183,125
---------------------------------------------------------------
Crestar Financial Corp.                 31,800        1,902,038
---------------------------------------------------------------
Golden State Bancorp, Inc.(a)           50,000        1,950,000
---------------------------------------------------------------
Mercantile Bankshares Corp.             36,100        1,385,338
---------------------------------------------------------------
National Commerce Bancorporation         3,400          152,150
---------------------------------------------------------------
North Fork Bancorporation, Inc.         60,000        2,227,500
---------------------------------------------------------------
Star Banc Corp.                         37,000        2,337,938
---------------------------------------------------------------
                                                     12,138,089
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.10%

Coca-Cola Enterprises Inc.              50,000        1,887,500
---------------------------------------------------------------

BIOTECHNOLOGY-0.09%

Biogen, Inc.(a)                         40,000        1,775,000
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.64%

Clear Channel Communications,
  Inc.(a)                               27,400        2,582,450
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

Comcast Corp.-Class A                  400,000   $   14,325,000
---------------------------------------------------------------
Jacor Communications, Inc.(a)           55,000        3,128,125
---------------------------------------------------------------
Liberty Media Group(a)                  50,000        1,659,375
---------------------------------------------------------------
Tele-Communications, Inc.(a)           300,000        9,675,000
---------------------------------------------------------------
                                                     31,369,950
---------------------------------------------------------------

BUILDING MATERIALS-0.48%

USG Corp.(a)                           180,000        9,247,500
---------------------------------------------------------------

CHEMICALS-0.53%

IMC Global, Inc.                        50,000        1,800,000
---------------------------------------------------------------
Rohm & Haas Co.                         77,200        8,323,124
---------------------------------------------------------------
                                                     10,123,124
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.55%

ADC Telecommunications, Inc.(a)        114,100        3,415,869
---------------------------------------------------------------
Andrew Corp.(a)                         42,000          960,750
---------------------------------------------------------------
Aspect Telecommunications
  Corp.(a)                              65,000        1,868,750
---------------------------------------------------------------
Brightpoint, Inc.(a)                   100,000        1,950,000
---------------------------------------------------------------
General Instrument Corp.(a)             85,000        1,907,188
---------------------------------------------------------------
Lucent Technologies, Inc.              280,000       21,315,000
---------------------------------------------------------------
PairGain Technologies, Inc.(a)         200,000        3,687,500
---------------------------------------------------------------
Qwest Communications
  International Inc.(a)                 50,000        1,928,125
---------------------------------------------------------------
Tellabs, Inc.(a)                       165,800       11,751,074
---------------------------------------------------------------
                                                     48,784,256
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.14%

Comdisco, Inc.                          72,500        3,208,125
---------------------------------------------------------------
Dell Computer Corp.(a)                 470,000       37,952,500
---------------------------------------------------------------
Gateway 2000, Inc.(a)                  119,500        7,013,156
---------------------------------------------------------------
Hewlett-Packard Co.                     70,000        5,271,874
---------------------------------------------------------------
International Business Machines
  Corp.                                 57,000        6,604,874
---------------------------------------------------------------
                                                     60,050,529
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.37%

Ascend Communications, Inc.(a)         373,000       16,248,812
---------------------------------------------------------------
Cisco Systems, Inc.(a)                  80,100        5,867,324
---------------------------------------------------------------
FORE Systems, Inc.(a)                  175,000        4,003,124
---------------------------------------------------------------
                                                     26,119,260
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.49%

EMC Corp.(a)                           400,000       18,450,000
---------------------------------------------------------------
Lexmark International Group,
  Inc.(a)                              100,000        5,787,500
---------------------------------------------------------------
Storage Technology Corp.(a)             50,000        4,221,875
---------------------------------------------------------------
                                                     28,459,375
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

COMPUTERS (SOFTWARE & SERVICES)-8.72%

America Online, Inc.(a)                200,000   $   16,000,000
---------------------------------------------------------------
BMC Software, Inc.(a)                  140,000       13,098,750
---------------------------------------------------------------
Broderbund Software, Inc.(a)            51,200          915,200
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        250,000        9,078,124
---------------------------------------------------------------
Computer Associates
  International, Inc.                  125,000        7,320,312
---------------------------------------------------------------
Computer Sciences Corp.(a)              90,000        4,747,500
---------------------------------------------------------------
Compuware Corp.(a)                     560,000       27,370,000
---------------------------------------------------------------
Concord EFS, Inc.(a)                   277,700        8,747,550
---------------------------------------------------------------
Electronic Arts, Inc.(a)                50,000        2,312,500
---------------------------------------------------------------
HBO & Co.                              294,200       17,596,837
---------------------------------------------------------------
Intuit, Inc.(a)                        106,000        5,637,875
---------------------------------------------------------------
Microsoft Corp.(a)                     260,000       23,432,500
---------------------------------------------------------------
Oracle Corp.(a)                         84,000        2,173,500
---------------------------------------------------------------
Parametric Technology Co.(a)           200,000        6,393,750
---------------------------------------------------------------
Platinum Technology, Inc.(a)            73,900        1,884,450
---------------------------------------------------------------
Sterling Commerce, Inc.(a)             109,211        4,648,292
---------------------------------------------------------------
Sterling Software, Inc.(a)              78,000        2,062,125
---------------------------------------------------------------
Symantec Corp.(a)                      380,000       11,020,000
---------------------------------------------------------------
Wind River Systems(a)                   60,000        2,077,500
---------------------------------------------------------------
                                                    166,516,765
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.11%

Blyth Industries, Inc.(a)               59,000        2,164,563
---------------------------------------------------------------

CONSUMER FINANCE-2.15%

Capital One Financial Corp.             54,900        5,273,830
---------------------------------------------------------------
FIRSTPLUS Financial Group,
  Inc.(a)                               65,000        3,152,500
---------------------------------------------------------------
Household International, Inc.           50,000        6,571,874
---------------------------------------------------------------
IMC Mortgage Co.(a)                     82,500        1,314,844
---------------------------------------------------------------
MBNA Corp.                             200,000        6,775,000
---------------------------------------------------------------
SLM Holding Corp.                      420,700       17,958,630
---------------------------------------------------------------
                                                     41,046,678
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.82%

AmeriSource Health Corp.-Class
  A(a)                                  53,000        2,888,500
---------------------------------------------------------------
Cardinal Health, Inc.                   81,000        7,796,250
---------------------------------------------------------------
McKesson Corp.                          60,000        4,241,250
---------------------------------------------------------------
Sysco Corp.                             27,000          642,938
---------------------------------------------------------------
                                                     15,568,938
---------------------------------------------------------------

ELECTRIC COMPANIES-0.62%

DTE Energy Co.                         300,000       11,756,250
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.83%

American Power Conversion
  Corp.(a)                             200,000        6,437,500
---------------------------------------------------------------
Berg Electronics Corp.(a)               62,800        1,495,425
---------------------------------------------------------------
General Electric Co.                   120,000       10,215,000
---------------------------------------------------------------
Sanmina Corp.(a)                        30,000        2,700,000
---------------------------------------------------------------
SCI Systems, Inc.(a)                   258,800       10,659,324
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

ELECTRICAL EQUIPMENT-(CONTINUED)

Symbol Technologies, Inc.               88,200   $    3,395,700
---------------------------------------------------------------
                                                     34,902,949
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.10%

General Motors Corp.-Class H(a)         35,700        1,972,425
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-2.12%

Analog Devices, Inc.(a)                107,800        4,197,463
---------------------------------------------------------------
Intel Corp.                            222,900       18,013,105
---------------------------------------------------------------
Linear Technology Corp.                 61,000        4,910,500
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                              157,000        6,338,875
---------------------------------------------------------------
Microchip Technology, Inc.(a)          100,000        2,837,500
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                     50,000        2,275,000
---------------------------------------------------------------
Xilinx, Inc.(a)                         43,900        2,008,425
---------------------------------------------------------------
                                                     40,580,868
---------------------------------------------------------------

ENTERTAINMENT-0.21%

Viacom, Inc.-Class B(a)                 69,600        4,036,800
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.20%

Applied Materials, Inc.(a)             165,000        5,960,625
---------------------------------------------------------------
KLA-Tencor Corp.(a)                    210,000        8,465,624
---------------------------------------------------------------
Lam Research Corp.(a)                  160,000        4,960,000
---------------------------------------------------------------
Teradyne, Inc.(a)                      100,000        3,650,000
---------------------------------------------------------------
                                                     23,036,249
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-3.88%

American Express Co.                    50,000        5,100,000
---------------------------------------------------------------
Associates First Capital Corp.-
  Class A                               58,969        4,407,933
---------------------------------------------------------------
Fannie Mae                             104,600        6,262,925
---------------------------------------------------------------
FINOVA Group, Inc.                      60,000        3,513,750
---------------------------------------------------------------
Freddie Mac                            280,000       12,967,500
---------------------------------------------------------------
MBIA, Inc.                              14,000        1,044,750
---------------------------------------------------------------
MGIC Investment Corp.                  260,000       16,380,000
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                       154,000       12,146,750
---------------------------------------------------------------
SunAmerica, Inc.                       245,000       12,234,687
---------------------------------------------------------------
                                                     74,058,295
---------------------------------------------------------------

FOODS-0.52%

Dean Foods Co.                         160,000        7,500,000
---------------------------------------------------------------
Suiza Foods Corp.(a)                    40,000        2,370,000
---------------------------------------------------------------
                                                      9,870,000
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.22%

Abbott Laboratories                     63,500        4,643,438
---------------------------------------------------------------
American Home Products Corp.            40,900        3,808,813
---------------------------------------------------------------
Johnson & Johnson                       64,000        4,568,000
---------------------------------------------------------------
Warner-Lambert Co.                      54,700       10,348,555
---------------------------------------------------------------
                                                     23,368,806
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.94%

Mylan Laboratories, Inc.               145,000   $    3,933,125
---------------------------------------------------------------
Parexel International Corp.(a)          19,800          663,300
---------------------------------------------------------------
R.P. Scherer Corp.(a)                    9,100          664,300
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)        295,000       12,685,000
---------------------------------------------------------------
                                                     17,945,725
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.12%

Lilly (Eli) & Co.                       50,000        3,478,125
---------------------------------------------------------------
Merck & Co., Inc.                      128,700       15,508,350
---------------------------------------------------------------
Pfizer Inc.                            134,000       15,250,875
---------------------------------------------------------------
Schering-Plough Corp.                   77,600        6,217,700
---------------------------------------------------------------
                                                     40,455,050
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.22%

Health Management Associates,
  Inc.-Class A(a)                      300,000        9,450,000
---------------------------------------------------------------
Tenet Healthcare Corp.(a)              249,700        9,348,144
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                       77,100        4,438,069
---------------------------------------------------------------
                                                     23,236,213
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.96%

Beverly Enterprises, Inc.(a)           150,000        2,362,500
---------------------------------------------------------------
Health Care and Retirement
  Corp.(a)                              95,000        3,871,250
---------------------------------------------------------------
HEALTHSOUTH Corp.(a)                   400,000       12,075,000
---------------------------------------------------------------
                                                     18,308,750
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.16%

Concentra Managed Care, Inc.(a)        100,000        3,112,500
---------------------------------------------------------------
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-3.11%
Allegiance Corp.                        46,300        2,112,438
---------------------------------------------------------------
Arterial Vascular Engineering,
  Inc.(a)                              205,600        7,273,100
---------------------------------------------------------------
Becton, Dickinson & Co.                170,000       11,836,250
---------------------------------------------------------------
DENTSPLY International Inc.             47,200        1,551,700
---------------------------------------------------------------
Guidant Corp.                          340,000       22,737,500
---------------------------------------------------------------
PSS World Medical, Inc.(a)              75,000        1,682,813
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)            13,000        1,140,750
---------------------------------------------------------------
St. Jude Medical, Inc.(a)               50,000        1,771,875
---------------------------------------------------------------
Stryker Corp.                           91,100        4,099,500
---------------------------------------------------------------
Sybron International Corp.(a)          200,000        5,300,000
---------------------------------------------------------------
                                                     59,505,926
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.72%

FPA Medical Management, Inc.(a)         70,500          881,250
---------------------------------------------------------------
Omnicare, Inc.                         159,900        5,476,575
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                               52,400        1,120,050
---------------------------------------------------------------
Quintiles Transnational Corp.(a)        53,400        2,643,300
---------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(a)                              112,666        3,732,061
---------------------------------------------------------------
                                                     13,853,236
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

HOMEBUILDING-0.27%

Clayton Homes, Inc.                    196,300   $    3,938,269
---------------------------------------------------------------
Fleetwood Enterprises, Inc.             26,300        1,214,731
---------------------------------------------------------------
                                                      5,153,000
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.71%

Maytag Corp.                           265,000       13,647,500
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.96%

Fort James Corp.                       197,225        9,787,291
---------------------------------------------------------------
Procter & Gamble Co. (The)             105,000        8,629,688
---------------------------------------------------------------
                                                     18,416,979
---------------------------------------------------------------

HOUSEWARES-0.10%

Central Garden and Pet Co.(a)           55,000        1,883,750
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.43%

Equitable Companies, Inc.              254,000       15,589,250
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                          80,000        3,470,000
---------------------------------------------------------------
Provident Companies, Inc.              100,000        3,906,250
---------------------------------------------------------------
Torchmark Corp.                        100,000        4,456,250
---------------------------------------------------------------
                                                     27,421,750
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.00%

American International Group,
  Inc.                                  20,000        2,631,250
---------------------------------------------------------------
Travelers Group, Inc.                  270,900       16,575,694
---------------------------------------------------------------
                                                     19,206,944
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.82%

Allstate Corp. (The)                   120,000       11,550,000
---------------------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                                  47,400        1,955,250
---------------------------------------------------------------
Executive Risk Inc.                     25,000        1,667,188
---------------------------------------------------------------
Mercury General Corp.                    8,600          556,850
---------------------------------------------------------------
                                                     15,729,288
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.09%

Edwards (A.G.), Inc.                    40,000        1,800,000
---------------------------------------------------------------
Merrill Lynch & Co., Inc.               80,000        7,020,000
---------------------------------------------------------------
Paine Webber Group Inc.                267,000       11,964,938
---------------------------------------------------------------
                                                     20,784,938
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.87%

Franklin Resources, Inc.               100,000        5,350,000
---------------------------------------------------------------
T. Rowe Price Associates, Inc.         149,300       11,272,150
---------------------------------------------------------------
                                                     16,622,150
---------------------------------------------------------------

IRON & STEEL-0.50%

USX-US Steel Group, Inc.               244,000        9,546,500
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.38%

Harley-Davidson, Inc.                  150,000        5,400,000
---------------------------------------------------------------
North Face, Inc. (The)(a)               80,000        1,795,000
---------------------------------------------------------------
                                                      7,195,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

LODGING-HOTELS-0.72%

Carnival Corp.-Class A                 152,000   $   10,573,500
---------------------------------------------------------------
Host Marriott Corp.(a)                  82,100        1,595,819
---------------------------------------------------------------
Promus Hotel Corp.(a)                   32,375        1,462,945
---------------------------------------------------------------
Sunburst Hospitality Corp.(a)           16,200          130,613
---------------------------------------------------------------
                                                     13,762,877
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.97%

Caterpillar Inc.                       185,000       10,533,438
---------------------------------------------------------------
Ingersoll-Rand Co.                     172,500        7,945,781
---------------------------------------------------------------
                                                     18,479,219
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-2.63%

Eaton Corp.                             95,000        8,775,625
---------------------------------------------------------------
Hillenbrand Industries, Inc.            34,800        2,170,650
---------------------------------------------------------------
Pentair, Inc.                           19,200          830,400
---------------------------------------------------------------
Premark International, Inc.            285,000        9,511,875
---------------------------------------------------------------
Thermo Electron Corp.(a)               200,000        7,962,500
---------------------------------------------------------------
Tyco International Ltd.                100,000        5,450,000
---------------------------------------------------------------
United Technologies Corp.              158,000       15,553,125
---------------------------------------------------------------
                                                     50,254,175
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.57%

Cognex Corp.(a)                         55,000        1,330,313
---------------------------------------------------------------
Parker-Hannifin Corp.                  215,000        9,594,375
---------------------------------------------------------------
                                                     10,924,688
---------------------------------------------------------------

METAL FABRICATORS-0.10%

Kennametal, Inc.                        35,000        1,865,938
---------------------------------------------------------------

NATURAL GAS-0.86%

Columbia Energy Group                  114,600        9,311,250
---------------------------------------------------------------
El Paso Natural Gas Co.                 50,000        1,846,875
---------------------------------------------------------------
Equitable Resources, Inc.               45,000        1,462,500
---------------------------------------------------------------
KN Energy, Inc.                         65,000        3,814,688
---------------------------------------------------------------
                                                     16,435,313
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.08%

Herman Miller, Inc.                     50,000        1,509,375
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-5.83%

BJ Services Co.(a)                     325,000       12,187,500
---------------------------------------------------------------
Camco International, Inc.               80,000        5,430,000
---------------------------------------------------------------
Cooper Cameron Corp.(a)                100,000        6,643,750
---------------------------------------------------------------
EVI, Inc.(a)                            99,700        5,309,025
---------------------------------------------------------------
Global Industries Ltd.(a)              200,000        4,537,500
---------------------------------------------------------------
Halliburton Co.                         65,000        3,575,000
---------------------------------------------------------------
Input/Output, Inc.(a)                  200,000        4,975,000
---------------------------------------------------------------
Noble Drilling Corp.(a)                225,000        7,270,313
---------------------------------------------------------------
Pride International, Inc.(a)           200,000        4,862,500
---------------------------------------------------------------
R&B Falcon Corporation(a)              125,000        4,007,813
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

OIL & GAS (DRILLING & EQUIPMENT)-(CONTINUED)

Rowan Companies, Inc.(a)               132,300   $    3,894,581
---------------------------------------------------------------
Santa Fe International Corp.            80,000        3,135,000
---------------------------------------------------------------
Smith International, Inc.(a)           140,800        8,272,000
---------------------------------------------------------------
Transocean Offshore Inc.                80,000        4,470,000
---------------------------------------------------------------
Varco International, Inc.(a)           550,000       16,912,500
---------------------------------------------------------------
Western Atlas Inc.(a)                  200,000       15,800,000
---------------------------------------------------------------
                                                    111,282,482
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.36%

Burlington Resources, Inc.              41,100        1,931,700
---------------------------------------------------------------
Ocean Energy, Inc.(a)                  117,000        2,866,500
---------------------------------------------------------------
Santa Fe Energy Resources,
  Inc.(a)                              200,000        2,062,500
---------------------------------------------------------------
                                                      6,860,700
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-1.13%

Ashland, Inc.                          200,000       10,575,000
---------------------------------------------------------------
Sun Company, Inc.                      270,000       10,918,125
---------------------------------------------------------------
                                                     21,493,125
---------------------------------------------------------------

PERSONAL CARE-0.83%

Avon Products, Inc.                     77,400        6,361,313
---------------------------------------------------------------
Gillette Co.                            55,000        6,349,063
---------------------------------------------------------------
Rexall Sundown, Inc.(a)                 96,200        3,072,388
---------------------------------------------------------------
                                                     15,782,764
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.40%

AES Corp.(a)                           139,300        7,687,619
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.08%

A.H. Belo Corp.                         30,000        1,588,125
---------------------------------------------------------------

RAILROADS-0.28%

Kansas City Southern Industries,
  Inc.                                 120,000        5,422,500
---------------------------------------------------------------

RESTAURANTS-0.74%

CKE Restaurants, Inc.                   82,500        2,856,563
---------------------------------------------------------------
Cracker Barrel Old Country Store,
  Inc.                                  46,300        1,701,525
---------------------------------------------------------------
Starbucks Corp.(a)                     200,000        9,625,000
---------------------------------------------------------------
                                                     14,183,088
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.84%

Home Depot, Inc.                        59,200        4,121,800
---------------------------------------------------------------
Lowe's Companies, Inc.                 170,000       11,889,375
---------------------------------------------------------------
                                                     16,011,175
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.34%

Best Buy Co., Inc.(a)                  158,700       11,148,675
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)           84,100        4,078,850
---------------------------------------------------------------
Circuit City Stores-Circuit City
  Group                                116,800        4,745,000
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)          121,300        5,534,313
---------------------------------------------------------------
                                                     25,506,838
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

RETAIL (DEPARTMENT STORES)-0.41%

Federated Department Stores,
  Inc.(a)                               73,500   $    3,615,281
---------------------------------------------------------------
Kohl's Corp.(a)                        100,000        4,131,250
---------------------------------------------------------------
                                                      7,746,531
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.40%

Dollar General Corp.                    59,325        2,246,934
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)            100,000        5,425,000
---------------------------------------------------------------
                                                      7,671,934
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.67%

CVS Corp.                               65,580        4,836,525
---------------------------------------------------------------
Rite Aid Corp.                         248,000        7,967,000
---------------------------------------------------------------
                                                     12,803,525
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-2.05%

Albertson's, Inc.                       94,000        4,700,000
---------------------------------------------------------------
Kroger Co.(a)                          275,500       11,536,563
---------------------------------------------------------------
Safeway, Inc.(a)                       601,314       23,000,261
---------------------------------------------------------------
                                                     39,236,824
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-2.29%

Costco Companies, Inc.(a)              250,000       13,968,750
---------------------------------------------------------------
Dayton Hudson Corp.                    214,500       18,728,531
---------------------------------------------------------------
Fred Meyer, Inc.(a)                    135,700        6,089,538
---------------------------------------------------------------
Kmart Corp.(a)                         281,900        4,915,631
---------------------------------------------------------------
                                                     43,702,450
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.65%

AutoZone, Inc.(a)                       95,000        2,867,813
---------------------------------------------------------------
Linens 'N Things, Inc.(a)               50,000        3,012,500
---------------------------------------------------------------
Michaels Stores, Inc.(a)                80,000        2,420,000
---------------------------------------------------------------
Office Depot, Inc.(a)                  297,400        9,851,375
---------------------------------------------------------------
Staples, Inc.(a)                       372,900        9,205,969
---------------------------------------------------------------
Tiffany & Co.                            1,600           72,800
---------------------------------------------------------------
Viking Office Products, Inc.(a)         90,000        2,176,875
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)                35,000        1,922,813
---------------------------------------------------------------
                                                     31,530,145
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.19%

Gap, Inc.                              111,600        5,740,425
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         105,000        4,423,125
---------------------------------------------------------------
TJX Companies, Inc.                    284,000       12,567,000
---------------------------------------------------------------
                                                     22,730,550
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-1.83%

Ahmanson (H.F.) & Co.                  325,000       24,781,250
---------------------------------------------------------------
Dime Bancorp, Inc.                      75,000        2,301,563
---------------------------------------------------------------
GreenPoint Financial Corp.             200,000        7,937,500
---------------------------------------------------------------
                                                     35,020,313
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

SERVICES (ADVERTISING/MARKETING)-0.56%

Omnicom Group, Inc.                     50,000   $    2,368,750
---------------------------------------------------------------
Outdoor Systems, Inc.(a)               200,000        6,350,000
---------------------------------------------------------------
Snyder Communications, Inc.(a)          45,000        1,912,500
---------------------------------------------------------------
                                                     10,631,250
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.25%

Choice Hotels International,
  Inc.(a)                               23,100          395,588
---------------------------------------------------------------
Cintas Corp.                            35,000        1,666,875
---------------------------------------------------------------
Service Corp. International            419,700       17,312,625
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A      176,000        4,532,000
---------------------------------------------------------------
                                                     23,907,088
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.36%

Gartner Group, Inc.-Class A(a)         100,000        3,312,500
---------------------------------------------------------------
SunGard Data Systems Inc.(a)            99,000        3,526,875
---------------------------------------------------------------
                                                      6,839,375
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.38%

Ceridian Corp.(a)                       54,900        3,105,281
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                               65,500        2,980,250
---------------------------------------------------------------
DST Systems, Inc.(a)                    63,900        3,522,488
---------------------------------------------------------------
Equifax, Inc.                          120,600        4,665,713
---------------------------------------------------------------
Fiserv, Inc.(a)                         83,100        5,432,663
---------------------------------------------------------------
Paychex, Inc.                           85,350        4,635,572
---------------------------------------------------------------
PMT Services, Inc.(a)                  100,000        1,950,000
---------------------------------------------------------------
                                                     26,291,967
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.18%

AccuStaff, Inc.(a)                      98,540        3,535,123
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-.10%

Nextel Communications, Inc.(a)          65,000        1,864,688
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.43%

AT&T Corp.                             170,000       10,210,625
---------------------------------------------------------------
MCI Communications Corp.               340,000       17,106,250
---------------------------------------------------------------
                                                     27,316,875
---------------------------------------------------------------

TEXTILES (APPAREL)-1.96%

Columbia Sportswear Co.(a)             220,400        4,683,500
---------------------------------------------------------------
Liz Claiborne, Inc.                    245,000       12,050,938
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                160,000        9,760,000
---------------------------------------------------------------
VF Corp.                               210,000       10,920,000
---------------------------------------------------------------
                                                     37,414,438
---------------------------------------------------------------

TEXTILES (SPECIALTY)-0.09%

Unifi, Inc.                             46,300        1,773,869
---------------------------------------------------------------

WASTE MANAGEMENT-0.89%

American Disposal Services,
  Inc.(a)                               50,100        2,008,697
---------------------------------------------------------------
USA Waste Services, Inc.(a)            159,125        7,807,070
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

WASTE MANAGEMENT-(CONTINUED)

Waste Management, Inc.                 212,000   $    7,102,000
---------------------------------------------------------------
                                                     16,917,767
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $1,152,855,880)                       1,785,693,329
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-2.83%

CANADA-0.67%

Newcourt Credit Group, Inc.
  (Financial-Diversified)              180,000        8,842,500
---------------------------------------------------------------
Potash Corp. of Saskatchewan Inc.
  (Chemicals)                           20,000        1,786,250
---------------------------------------------------------------
Precision Drilling Corp.(a) (Oil
  & Gas-Drilling & Equipment)           85,000        2,029,375
---------------------------------------------------------------
                                                     12,658,125
---------------------------------------------------------------

FINLAND-0.63%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)           180,000       12,037,500
---------------------------------------------------------------

GERMANY-0.50%

Volkswagen A.G. (Automobiles)           12,000        9,557,996
---------------------------------------------------------------

IRELAND-0.26%

Elan Corp. PLC-ADR(a) (Health
  Care-Drugs-Generic & Other)           80,000        4,970,000
---------------------------------------------------------------

ISRAEL-0.03%

Tecnomatix Technologies Ltd.(a)
  (Computers-Software & Services)       25,000          634,375
---------------------------------------------------------------

NETHERLANDS-0.37%

Philips Electronics N.V.
  (Household Furniture &
  Appliances)                           80,000        7,049,156
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

SWEDEN-0.32%

Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                            92,000   $    4,732,250
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-Class B
  (Communications Equipment)            26,300        1,385,998
---------------------------------------------------------------
                                                      6,118,248
---------------------------------------------------------------

UNITED KINGDOM-0.05%

Stolt Comex Seaway, S.A.(a) (Oil
  & Gas-Exploration & Production)       30,000          975,000
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $41,499,836)                                   54,000,400
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT

CONVERTIBLE CORPORATE BONDS-0.16%

COMPUTERS (PERIPHERALS)-0.16%

EMC Corp., Conv. Sub. Notes,
  3.25%
  03/15/02                         $ 1,450,000        3,100,825
---------------------------------------------------------------

REPURCHASE AGREEMENTS-3.86%(b)

Dean Witter Reynolds, Inc.,
  5.55%, 05/01/98(c)                   759,279          759,279
---------------------------------------------------------------
Lehman Brothers Inc., 5.30%,
  05/01/98(d)                       73,000,000       73,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $73,759,279)                             73,759,279
---------------------------------------------------------------
TOTAL INVESTMENTS-100.33%                         1,916,553,833
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(0.33)%                                (6,341,982)
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,910,211,851
===============================================================

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Sub.  - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investments advisor or its affiliates.
(c) Joint repurchase agreement entered into 04/30/98 with a maturing value of $300,046,250. Collateralized by $307,111,000 U.S. Government agency obligations, 0% to 9.40% due 06/10/98 to 09/26/19 with an aggregate market value at 04/30/98 of $306,000,308.
(d) Joint repurchase agreement entered into 04/30/98 with a maturing value of $450,066,250. Collateralized by $522,302,000 U.S. Government agency obligations, 0% to 7.445% due 08/14/98 to 10/08/27 with an aggregate market value at 04/30/98 of $459,005,491.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,270,078,716)                              $1,916,553,833
-------------------------------------------------------------
Foreign currencies, at value (cost $676,038)          679,577
-------------------------------------------------------------
Receivables for:
  Investments sold                                 11,103,470
-------------------------------------------------------------
  Capital stock sold                                  579,639
-------------------------------------------------------------
  Dividends and interest                              691,641
-------------------------------------------------------------
Investment for deferred compensation plan              31,451
-------------------------------------------------------------
Other assets                                           18,794
-------------------------------------------------------------
    Total assets                                1,929,658,405
-------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            17,416,182
-------------------------------------------------------------
  Capital stock reacquired                            769,146
-------------------------------------------------------------
  Deferred compensation                                31,451
-------------------------------------------------------------
Accrued advisory fees                                 993,914
-------------------------------------------------------------
Accrued administrative services fees                    5,741
-------------------------------------------------------------
Accrued directors' fees                                 1,250
-------------------------------------------------------------
Accrued operating expenses                            228,870
-------------------------------------------------------------
    Total liabilities                              19,446,554
-------------------------------------------------------------
Net assets applicable to shares outstanding    $1,910,211,851
=============================================================

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

  Authorized                                    1,000,000,000
-------------------------------------------------------------
  Outstanding                                     121,311,267
=============================================================
Net asset value and redemption price per
  share                                        $        15.75
=============================================================

STATEMENT OF OPERATIONS
For the six months ended April 30, 1998
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $82,622 foreign withholding
  tax)                                          $  5,511,319
------------------------------------------------------------
Interest                                           2,374,387
------------------------------------------------------------
    Total investment income                        7,885,706
------------------------------------------------------------

EXPENSES:

Advisory fees                                      5,467,169
------------------------------------------------------------
Administrative services fees                          33,640
------------------------------------------------------------
Custodian fees                                       124,038
------------------------------------------------------------
Directors' fees                                        7,827
------------------------------------------------------------
Transfer agent fees                                   20,494
------------------------------------------------------------
Other                                                122,187
------------------------------------------------------------
    Total expenses                                 5,775,355
------------------------------------------------------------
Less: Expenses paid indirectly                        (8,909)
------------------------------------------------------------
    Net expenses                                   5,766,446
------------------------------------------------------------
Net investment income                              2,119,260
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          121,933,963
------------------------------------------------------------
  Foreign currencies                                  41,683
------------------------------------------------------------
  Futures contracts                                 (348,258)
------------------------------------------------------------
  Option contracts                                  (531,869)
------------------------------------------------------------
                                                 121,095,519
------------------------------------------------------------

NET UNREALIZED APPRECIATION OF:

  Investment securities                          126,714,718
------------------------------------------------------------
  Foreign currencies                                  17,940
------------------------------------------------------------
                                                 126,732,658
------------------------------------------------------------
    Net gain from investment securities,
      foreign currencies, futures and option
      contracts                                  247,828,177
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $249,947,437
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1998 and the year ended October 31, 1997 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   1998              1997
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    2,119,260    $    1,608,756
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                     121,095,519       151,798,786
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
foreign currencies and option contracts                          126,732,658       212,044,735
----------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      249,947,437       365,452,277
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income          (1,659,353)       (3,131,614)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains           (154,163,711)     (114,611,563)
----------------------------------------------------------------------------------------------
Net equalization credits (See Note 1)                                     --         2,437,968
----------------------------------------------------------------------------------------------
Share transactions-net                                           165,853,442       139,078,724
----------------------------------------------------------------------------------------------
       Net increase in net assets                                259,977,815       389,225,792
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          1,650,234,036     1,261,008,244
----------------------------------------------------------------------------------------------
  End of period                                               $1,910,211,851    $1,650,234,036
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,144,062,795    $  956,102,084
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,944,521        23,591,883
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                    117,711,478       150,779,670
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and option contracts                      646,493,057       519,760,399
----------------------------------------------------------------------------------------------
                                                              $1,910,211,851    $1,650,234,036
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1998
(Unaudited)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital growth.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange on which the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange notes are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
D. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
E. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Equalization-The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. Effective November 1, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization credits of $22,107,269 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or the net asset value per share of the Fund.
G. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
H. Covered Call Options-The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM a fee at the annual rate of 1.0% of the first $10 million of the Fund's average daily net assets, 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. Under the terms of a sub-advisory agreement between AIM and TradeStreet Investment Associates, Inc. ("TradeStreet"), AIM pays TradeStreet a fee at an annual rate of 0.50% of the first $10 million of the Fund's average daily net assets, 0.35% of the next $140 million of the Fund's average daily net assets, 0.225% of the next $550 million of the Fund's average daily net assets and 0.15% of the Fund's average daily net assets in excess of $700 million.
  The Fund, pursuant to an administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1998, the Fund reimbursed AIM $33,640 for such services.
  During the six months ended April 30, 1998, the Fund paid legal fees of $2,432 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.
  Substantially all shares of the Fund are held of record by State Street Bank & Trust Company as custodian for Summit Investors Plans, a unit investment trust that is sponsored by A I M Distributors, Inc. (an affiliated company of AIM). Certain officers and directors of the Fund are officers of AIM and A I M Distributors, Inc.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1998, the Fund received reductions in custodian fees of $8,909 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $8,909 during the six months ended April 30, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended April 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
  Pursuant to an amendment to the line of credit agreement effective May 1, 1998, the Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by the prospectus for borrowings.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1998 was $710,182,725 and $684,312,469, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                      $659,396,198
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (14,366,318)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $645,029,880
=========================================================

* Cost of investments for tax purposes is $1,271,523,953.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 1998 and the year ended October 31, 1997 were as follows:

                               APRIL 30,                   OCTOBER 31,
                                  1998                        1997
                       --------------------------   -------------------------
                         SHARES         AMOUNT        SHARES        AMOUNT
                       -----------   ------------   ----------   ------------
Sold                     5,886,624   $ 87,327,243    8,716,348   $114,553,393
-----------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends             11,513,956    152,559,904    9,816,281    113,770,753
-----------------------------------------------------------------------------
Reacquired              (4,985,200)   (74,033,705)  (6,706,799)   (89,245,422)
-----------------------------------------------------------------------------
                        12,415,380   $165,853,442   11,825,830   $139,078,724
=============================================================================

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 1998 are summarized as follows:

                                            OPTION CONTRACTS
                                          ---------------------
                                          NUMBER OF    PREMIUMS
                                          CONTRACTS    RECEIVED
                                           ------      --------
Beginning of period                             0             0
----------------------------------------   ------      --------
Written                                     1,700       449,371
----------------------------------------   ------      --------
Closed                                     (1,700)     (449,371)
----------------------------------------   ------      --------
End of period                                   0      $      0
========================================   ======      ========

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during the six months ended April 30, 1998, each of the years in the four-year period ended October 31, 1997, the ten months ended October 31, 1993 and the year ended December 31, 1992.

                                                                               OCTOBER 31,
                                         APRIL 30,      ----------------------------------------------------------   DECEMBER 31,
                                            1998           1997         1996         1995        1994       1993         1992
                                         ----------     ----------   ----------   ----------   --------   --------   ------------
Net asset value, beginning of period     $    15.15     $    12.99   $    12.14   $     9.78   $  10.46   $   9.64     $  10.09
---------------------------------------  ----------     ----------   ----------   ----------   --------   --------     --------
Income from investment operations:
  Net investment income                        0.02           0.02         0.04         0.04       0.10       0.09         0.11
---------------------------------------  ----------     ----------   ----------   ----------   --------   --------     --------
  Net gains (losses) on securities
    (both realized and unrealized)             2.00           3.34         1.69         2.81      (0.04)      0.73         0.35
---------------------------------------  ----------     ----------   ----------   ----------   --------   --------     --------
    Total from investment operations           2.02           3.36         1.73         2.85       0.06       0.82         0.46
---------------------------------------  ----------     ----------   ----------   ----------   --------   --------     --------
Less distributions:
  Dividends from net investment income        (0.01)         (0.03)       (0.03)       (0.10)     (0.10)        --        (0.11)
---------------------------------------  ----------     ----------   ----------   ----------   --------   --------     --------
  Distributions from net realized gains       (1.41)         (1.17)       (0.85)       (0.39)     (0.64)        --        (0.80)
---------------------------------------  ----------     ----------   ----------   ----------   --------   --------     --------
    Total distributions                       (1.42)         (1.20)       (0.88)       (0.49)     (0.74)        --        (0.91)
---------------------------------------  ----------     ----------   ----------   ----------   --------   --------     --------
Net asset value, end of period           $    15.75     $    15.15   $    12.99   $    12.14   $   9.78   $  10.46     $   9.64
=======================================  ==========     ==========   ==========   ==========   ========   ========     ========
Total return(a)                               15.11%         28.53%       15.61%       31.03%      0.61%      8.51%        4.50%
=======================================  ==========     ==========   ==========   ==========   ========   ========     ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,910,212     $1,650,234   $1,261,008   $1,050,011   $765,073   $705,580     $604,329
=======================================  ==========     ==========   ==========   ==========   ========   ========     ========
Ratio of expenses to average net assets        0.67%(b)(c)    0.68%        0.70%        0.71%      0.72%      0.79%(d)     0.76%
=======================================  ==========     ==========   ==========   ==========   ========   ========     ========
Ratio of net investment income to
  average net assets                           0.25%(b)       0.11%        0.29%        0.33%      1.04%      1.13%(d)     1.09%
=======================================  ==========     ==========   ==========   ==========   ========   ========     ========
Portfolio turnover rate                          41%            88%         118%         126%       122%       116%          97%
=======================================  ==========     ==========   ==========   ==========   ========   ========     ========
Average brokerage commission rate
  paid(e)                                $   0.0601     $   0.0608   $   0.0643          N/A        N/A        N/A          N/A
=======================================  ==========     ==========   ==========   ==========   ========   ========     ========

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,729,992,737.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                            Directors & Officers

BOARD OF DIRECTORS                           OFFICERS                                       OFFICE OF THE FUND
Charles T. Bauer                             Charles T. Bauer                               11 Greenway Plaza
Chairman                                     Chairman                                       Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                             Robert H. Graham
Bruce L. Crockett                            President                                      INVESTMENT ADVISOR
Director
ACE Limited;                                 John J. Arthur                                 A I M Advisors, Inc.
Formerly Director, President, and            Senior Vice President and Treasurer            11 Greenway Plaza
Chief Executive Officer                                                                     Suite 100
COMSAT Corporation                           Carol F. Relihan                               Houston, TX 77046
                                             Senior Vice President and Secretary
Owen Daly II                                                                                SUB-ADVISOR
Director                                     Gary T. Crum
Cortland Trust Inc.                          Senior Vice President                          TradeStreet Investment Associates, Inc.
                                                                                            101 South Tryon Street
Edward K. Dunn Jr.                           Dana R. Sutton                                 Suite 1000
Chairman, Mercantile Mortgage Corp.;         Vice President and Assistant Treasurer         Charlotte, NC 28255
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and     Melville B. Cox                                TRANSFER AGENT
President, Mercantile Bankshares             Vice President
                                                                                            Boston Financial Data Services, Inc.
Jack Fields                                  Jonathan C. Schoolar                           P.O. Box 8300
Chief Executive Officer                      Vice President                                 Boston, MA 02266-8300
Texana Global, Inc.;
Formerly Member                              Renee A. Bamford                               CUSTODIAN
of the U.S. House of Representatives         Assistant Secretary
                                                                                            State Street Bank and Trust Company
Carl Frischling                              P. Michelle Grace                              225 Franklin Street
Partner                                      Assistant Secretary                            Boston MA 02110
Kramer, Levin, Naftalis & Frankel
                                             Jeffrey H. Kupor                               COUNSEL TO THE FUND
Robert H. Graham                             Assistant Secretary
President and Chief Executive Officer                                                       Ballard Spahr
A I M Management Group Inc.                  Nancy L. Martin                                Andrews & Ingersoll, LLP
                                             Assistant Secretary                            1735 Market Street
John F. Kroeger                                                                             Philadelphia, PA 19103
Formerly Consultant                          Ofelia M. Mayo
Wendell & Stockel Associates, Inc.           Assistant Secretary                            COUNSEL TO THE DIRECTORS

Lewis F. Pennock                             Lisa A. Moss                                   Kramer, Levin, Naftalis & Frankel
Attorney                                     Assistant Secretary                            919 Third Avenue
                                                                                            New York, NY 10022
Ian W. Robinson                              Kathleen J. Pflueger
Consultant; Formerly Executive               Assistant Secretary                            DISTRIBUTOR
Vice President and
Chief Financial Officer                      Samuel D. Sirko                                A I M Distributors, Inc.
Bell Atlantic Management                     Assistant Secretary                            11 Greenway Plaza
Services, Inc.                                                                              Suite 100
                                             Stephen I. Winer                               Houston, TX 77046
Louis S. Sklar                               Assistant Secretary
Executive Vice President
Hines Interests                              Mary J. Benson
Limited Partnership                          Assistant Treasurer

                            [AIM LOGO APPEARS HERE]










SUM-SAR-1